Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (15,483)	$ 4,522
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	3,706	1,531
Amortization	25,622	1,118
Deferred income taxes	(3,875)	0
Stock-based compensation	5,490	481
Excess tax benefit from stock options	(986)	(191)
Loss on amounts funded in respect of employee rights upon termination	(79)	0
Increase (decrease) in cash attributable to changes in operating assets and liabilities, net of the impact of acquisition:
Accounts receivable, net	(9,723)	(1,919)
Inventories	(7,146)	247
Net investment in sales-type leases	(67)	(558)
Prepaid expenses	1,176	642
Other assets	(543)	(33)
Accounts payable and other current liabilities	(13,768)	227
Non-current liabilities	320	0
Provision for severance pay, net	108	0
Unearned revenues	2,996	811
Net cash provided by (used in) operating activities	(12,252)	6,878
Cash flows from investing activities
Proceeds from the maturity of investments	0	1,500
Proceeds from the sale of investments	0	4,803
Purchase of investments		(6,806)
Purchase of short-term bank deposits	(55,307)	0
Decrease in restricted deposits	105	0
Acquisition of property and equipment	(5,046)	(2,457)
Amounts funded in respect of employee rights upon retirement	(93)	0
Acquisition of intangible and other assets	(252)	(706)
Net cash provided by (used in) investing activities	(60,593)	(3,666)
Cash flows from financing activities
Proceeds from exercise of stock options	3,607	815
Excess tax benefit from stock options	986	191
Net cash provided by financing activities	4,593	1,006
Effect of exchange rate changes on cash	(69)	118
Net increase (decrease) in cash and cash equivalents	(68,321)	4,336
Cash and cash equivalents, beginning of period	133,826	20,092
Cash and cash equivalents, end of period	65,505	24,428
Supplemental disclosures of cash flow information:
Cash paid for taxes	673	2,391
Transfer of fixed assets to inventory	83	195
Transfer of inventory to fixed assets	$ 589	$ 1,100